UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Koch Industries, Inc.
Address:  4111 E. 37th Street North
          Wichita, Kansas 67220

13F File Number: 28-10337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Dinkel
Title:  Controller
Phone:  316-828-6486

Signature, Place and Date of Signing:

  /s/    Richard Dinkel   Wichita, Kansas February 13, 2008

The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities, exercises investment discretion with respect to such securities or is a member of any group with respect to such securities.

Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10645               Koch Quantitative Trading, LP

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

CONFIDENTIAL TREATMENT REQUESTED: the information for which Koch Industries, Inc. is requesting confidential treatment has been omitted and filed separately with the Commission.

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:   $84161 (thousands)


List of Other Included Managers:	NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ARMSTRONG WORLD INDS INC NEW   COM              04247X102    12334   307500 SH       DEFINED              307500        0        0
D CABOT CORP                     COM              127055101      934    28000 SH       DEFINED               28000        0        0
D CVS CAREMARK CORPORATION       COM              126650100      954    24000 SH       DEFINED               24000        0        0
D EBAY INC                       COM              278642103      996    30000 SH       DEFINED               30000        0        0
D ESTERLINE TECHNOLOGIES CORP    COM              297425100     1035    20000 SH       DEFINED               20000        0        0
D EXPEDITORS INTL WASH INC       COM              302130109      670    15000 SH       DEFINED               15000        0        0
D GENENTECH INC                  COM NEW          368710406     1006    15000 SH       DEFINED               15000        0        0
D GRACO INC                      COM              384109104      931    25000 SH       DEFINED               25000        0        0
D INTEL CORP                     COM              458140100     1333    50000 SH       DEFINED               50000        0        0
D LABORATORY CORP AMER HLDGS     COM NEW          50540R409      982    13000 SH       DEFINED               13000        0        0
D LAMAR ADVERTISING CO           CL A             512815101      769    16000 SH       DEFINED               16000        0        0
D LOUISIANA PAC CORP             COM              546347105    25226  1844019 SH       DEFINED             1844019        0        0
D MARTEK BIOSCIENCES CORP        COM              572901106     1479    50000 SH       DEFINED               50000        0        0
D NETWORK EQUIP TECHNOLOGIES     COM              641208103     2105   250000 SH       DEFINED              250000        0        0
D NYMEX HOLDINGS INC             COM              62948N104    20790   155600 SH       DEFINED              155600        0        0
D POWER MED INTERVENTIONS INC    COM              739299105     9847   715103 SH       DEFINED              715103        0        0
D SAFEWAY INC                    COM NEW          786514208     1026    30000 SH       DEFINED               30000        0        0
D UCBH HOLDINGS INC              COM              90262T308      850    60000 SH       DEFINED               60000        0        0
D WATTS WATER TECHNOLOGIES INC   CL A             942749102      894    30000 SH       DEFINED               30000        0        0